Note 11 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Finite life intangible assets, acquired	$ 715,000
Estimated weighted average amortization period (Year)	13 years 1 month 6 days
Customer Lists and Relationships [Member]
Finite life intangible assets, acquired	$ 357,282
Estimated weighted average amortization period (Year)	16 years
Investment Management Contracts [Member]
Finite life intangible assets, acquired	$ 321,141
Estimated weighted average amortization period (Year)	10 years 8 months 12 days
Trademarks and Trade Names [Member]
Finite life intangible assets, acquired	$ 18,687
Estimated weighted average amortization period (Year)	9 years 1 month 6 days
Brokerage Backlog [Member]
Finite life intangible assets, acquired	$ 17,474
Estimated weighted average amortization period (Year)	7 months 6 days
Other Intangible Assets [Member]
Finite life intangible assets, acquired	$ 416
Estimated weighted average amortization period (Year)	3 years